                                     [PHOTO]

                                     Smith Barney
                                     Managed
                                     Governments
                                     Fund Inc.

                      [GRAPHIC]      -------------
                                     ANNUAL REPORT
                                     -------------

                                     July 31, 1999

                                     [LOGO]  Smith Barney
                                             Mutual Funds

Smith Barney Managed Governments
Fund Inc.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The Smith Barney Managed Governments Fund Inc. ("Fund") seeks high current income consistent with liquidity and safety of capital. The Fund seeks to achieve its objective primarily through investments in varied maturity mortgage-backed debt obligations issued by the U.S. government or its agencies such as GNMA, FNMA and FHLMC.

Smith Barney Managed Governments Fund Inc.
Average Annual Total Returns
July 31, 1999


                                          Without Sales Charges(1)
                               -------------------------------------------------
                               Class A            Class B             Class L
================================================================================
One-Year                        0.58%              0.06%               0.15%
--------------------------------------------------------------------------------
Five-Year                       5.80               5.25                5.30
--------------------------------------------------------------------------------
Ten-Year                        7.21                N/A                 N/A
--------------------------------------------------------------------------------
Since Inception+                8.21               5.27                4.46
================================================================================

                                            With Sales Charges(2)
                               -------------------------------------------------
                               Class A            Class B             Class L
================================================================================
One-Year                       (3.95)%            (4.22)%             (1.80)%
--------------------------------------------------------------------------------
Five-Year                       4.83               5.09                5.08
--------------------------------------------------------------------------------
Ten-Year                        6.73                N/A                 N/A
--------------------------------------------------------------------------------
Since Inception+                7.88               5.27                4.29
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charge of 4.50% and 1.00%, respectively; and Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC which applies if shares are redeemed within the first year of purchase.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

+ Inception dates for Class A, B and L shares are September 4, 1984, November 6, 1992 and June 29, 1993, respectively.

--------------------------------------------------------------------------------
FUND HIGHLIGHT
--------------------------------------------------------------------------------

During the reporting period, trading activity in the Fund was rather limited. We focused primarily on buying inexpensive mortgage-backed securities with coupons of 7% through 7 2/3% at or around par because of our near-term bullishness.

--------------------------------------------------------------------------------
NASDAQ SYMBOL
--------------------------------------------------------------------------------

                           Class A                SHMGX
                           Class B                MGVBX

--------------------------------------------------------------------------------
What's Inside
--------------------------------------------------------------------------------

Shareholder Letter .......................................................     1

Historical Performance ...................................................     3

Smith Barney Managed Governments
Fund Inc. at a Glance ....................................................     6

Schedule of Investments ..................................................     7

Statement of Assets and Liabilities ......................................     8

Statement of Operations ..................................................     9

Statements of Changes in Net Assets ......................................    10

Notes to Financial Statements ............................................    11

Financial Highlights .....................................................    16

Independent Auditors' Report .............................................    18

Tax Information ..........................................................    19

--------------------------------------------------------------------------------
Shareholder Letter
--------------------------------------------------------------------------------

             [PHOTO]                       [PHOTO]

             HEATH B.                      JAMES E.
             MCLENDON                      CONROY

             Chairman                      Vice President and
                                           Investment Officer

Dear Shareholder:

We are pleased to provide the annual report for Smith Barney Managed Governments Fund Inc. ("Fund") for the year ended July 31, 1999. We hope you find this report to be useful and informative. In this report, we summarize the period's prevailing economic and market conditions and briefly outline our portfolio strategy. A detailed summary of performance and current holdings can be found in the appropriate sections that follow.

Performance Update

The Fund's Class A shares returned 0.58%, without sales charges, for the year ended July 31, 1999. The Fund's performance is below the average total return of 1.75% over the same period for U.S. mortgage funds according to Lipper Inc. (Lipper is an independent fund-tracking organization.) In addition, the Fund distributed income dividends totaling $0.72 per Class A share during the past twelve months.

Market Update

During the first seven months of 1999, U.S. economic growth continued at a robust pace. To counter these inflationary pressures, the Federal Reserve Board ("Fed") raised short-term interest rates by 0.25% in late June, and subsequently adopted a neutral stance on monetary policy.

In our view, the lethargic and confused mood of bond investors has been a direct result of Fed monetary policy. While presumably aimed at stock market exuberance, it is the bond market that has taken the brunt of any correction on fears of further Fed tightening. We think that the lack of inflationary evidence defies a historically tight labor market and reinforces the influence of technology and the power of global pricing restraints. Unless the Fed adopts an aggressive posture for monetary policy, the financial markets will remain unfazed.

Investor trading has suffered as diminishing new issue supply of mortgage-backed securities and a corporate bond market that is new issue driven has resulted in a highly illiquid environment. Cost of funding, when measured against future interest rates and shifting yield curves, has left many dealers unwilling to "take on" secondary security positions. Therefore, the "true" value of securities has become highly unpredictable beyond the most generic investments.

Consequently, reaching for incremental yield advantages with derivatives may have short-term benefits yet with potentially disastrous long-term consequences. As we often said, liquidity is defined as not what it costs to buy a security but what it costs to sell.

Investment Strategy

During the reporting period, trading activity in the Fund was rather limited. We focused primarily on buying inexpensive mortgage-backed securities with coupons of 7% through 7 2/3% at or around par because of our near-term bullishness.

Market Outlook

We anticipate that interest rates will decline as the end of 1999 approaches. In our view, the potential for more moderate economic growth will assuage current inflation concerns. We should remain in a period in which economic growth can co-exist with relatively low levels of inflation.


--------------------------------------------------------------------------------
Smith Barney Managed Governments Fund Inc.                                     1

Another issue facing the bond market is Y2K, a phrase referring to the fact that some dates were coded into computers using only the last two digits of the year, assuming the first two digits were "19". On or after January 1, 2000, some computers may misread or not recognize dates and cause potential dislocations. The actual extent of the Y2K problem is impossible to predict.

We also continue to believe that growing concerns or perceptions about Y2K and a desire for year-end liquidity should drive interest rates lower. In our opinion, the demand for U.S. Treasuries at the expense of other investment products should be viewed as an opportunity for many investors to buy other types of bonds now and remain patient. (Of course, no guarantees can be given that this proposed strategy will be successful.)

In closing, thank you for investing in the Smith Barney Managed Governments Fund. We look forward to continuing to help you pursue your financial goals in the years to come.

Sincerely,


/s/ Heath B. McLendon                 /s/ James E. Conroy

Heath B. McClendon                    James E. Conroy
Chairman                              Vice President and
                                      Investment Officer

August 23, 1999


--------------------------------------------------------------------------------
2                                             1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Historical Performance -- Class A Shares
--------------------------------------------------------------------------------

                             Net Asset Value
                         -----------------------
                         Beginning        End         Income      Capital Gain       Return          Total
Year Ended                of Year       of Year      Dividends    Distributions    of Capital      Returns(1)
=============================================================================================================
7/31/99                    $12.73        $12.09        $0.72          $0.00           $0.00           0.58%
-------------------------------------------------------------------------------------------------------------
7/31/98                     12.84         12.73         0.80           0.00            0.00           5.51
-------------------------------------------------------------------------------------------------------------
7/31/97                     12.27         12.84         0.82           0.00            0.00          11.80
-------------------------------------------------------------------------------------------------------------
7/31/96                     12.63         12.27         0.82           0.00            0.01           3.76
-------------------------------------------------------------------------------------------------------------
7/31/95                     12.50         12.63         0.74           0.00            0.04           7.67
-------------------------------------------------------------------------------------------------------------
7/31/94                     13.29         12.50         0.61           0.00            0.19           0.08
-------------------------------------------------------------------------------------------------------------
7/31/93                     12.88         13.29         0.66           0.23            0.00          10.43
-------------------------------------------------------------------------------------------------------------
7/31/92                     12.09         12.88         0.91           0.00            0.08          15.25
-------------------------------------------------------------------------------------------------------------
7/31/91                     12.13         12.09         0.98           0.00            0.11           9.02
-------------------------------------------------------------------------------------------------------------
7/31/90                     12.19         12.13         1.07           0.00            0.03           9.01
=============================================================================================================
  Total                                                $8.13          $0.23           $0.46
=============================================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class B Shares
--------------------------------------------------------------------------------

                             Net Asset Value
                         -----------------------
                         Beginning        End         Income      Capital Gain       Return          Total
Year Ended                of Year       of Year      Dividends    Distributions    of Capital      Returns(1)
=============================================================================================================
7/31/99                    $12.73        $12.09        $0.66          $0.00           $0.00           0.06%
-------------------------------------------------------------------------------------------------------------
7/31/98                     12.84         12.73         0.73           0.00            0.00           4.99
-------------------------------------------------------------------------------------------------------------
7/31/97                     12.27         12.84         0.76           0.00            0.00          11.23
-------------------------------------------------------------------------------------------------------------
7/31/96                     12.63         12.27         0.76           0.00            0.01           3.24
-------------------------------------------------------------------------------------------------------------
7/31/95                     12.50         12.63         0.67           0.00            0.04           7.04
-------------------------------------------------------------------------------------------------------------
7/31/94                     13.29         12.50         0.56           0.00            0.17          (0.46)
-------------------------------------------------------------------------------------------------------------
Inception* -- 7/31/93       12.64         13.29         0.41           0.16            0.00           9.92+
=============================================================================================================
  Total                                                $4.55          $0.16           $0.22
=============================================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class L Shares
--------------------------------------------------------------------------------

                             Net Asset Value
                         -----------------------
                         Beginning        End         Income      Capital Gain       Return          Total
Year Ended                of Year       of Year      Dividends    Distributions    of Capital      Returns(1)
=============================================================================================================
7/31/99                    $12.73        $12.09        $0.67          $0.00           $0.00           0.15%
-------------------------------------------------------------------------------------------------------------
7/31/98                     12.84         12.73         0.74           0.00            0.00           5.07
-------------------------------------------------------------------------------------------------------------
7/31/97                     12.27         12.84         0.76           0.00            0.00          11.26
-------------------------------------------------------------------------------------------------------------
7/31/96                     12.63         12.27         0.76           0.00            0.01           3.25
-------------------------------------------------------------------------------------------------------------
7/31/95                     12.50         12.63         0.67           0.00            0.04           7.04
-------------------------------------------------------------------------------------------------------------
7/31/94                     13.29         12.50         0.56           0.00            0.17          (0.46)
-------------------------------------------------------------------------------------------------------------
Inception* -- 7/31/93       13.18         13.29         0.03           0.02            0.00           1.25+
=============================================================================================================
  Total                                                $4.19          $0.02           $0.22
=============================================================================================================


--------------------------------------------------------------------------------
Smith Barney Managed Governments Fund Inc.                                     3

--------------------------------------------------------------------------------
Historical Performance -- Class Y Shares
--------------------------------------------------------------------------------

                             Net Asset Value
                         -----------------------
                         Beginning        End         Income      Capital Gain       Return          Total
Year Ended                of Year       of Year      Dividends    Distributions    of Capital      Returns(1)
=============================================================================================================
7/31/99                    $12.74        $12.10        $0.77          $0.00           $0.00           0.92%
-------------------------------------------------------------------------------------------------------------
7/31/98                     12.84         12.74         0.84           0.00            0.00           5.94
-------------------------------------------------------------------------------------------------------------
7/31/97                     12.27         12.84         0.86           0.00            0.00          12.16
-------------------------------------------------------------------------------------------------------------
Inception*-- 7/31/96        12.86         12.27         0.44           0.00            0.01          (1.10)+
=============================================================================================================
  Total                                                $2.91          $0.00           $0.01
=============================================================================================================

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.

--------------------------------------------------------------------------------
Average Annual Total Return
--------------------------------------------------------------------------------

                                             Without Sales Charges(1)
                                  --------------------------------------------
                                  Class A     Class B      Class L     Class Y
================================================================================
Year Ended 7/31/99                 0.58%       0.06%        0.15%       0.92%
--------------------------------------------------------------------------------
Five Years Ended 7/31/99           5.80        5.25         5.30         N/A
--------------------------------------------------------------------------------
Ten Years Ended 7/31/99            7.21         N/A          N/A         N/A
--------------------------------------------------------------------------------
Inception* through 7/31/99         8.21        5.27         4.46        5.03
================================================================================

                                             Without Sales Charges(2)
                                  --------------------------------------------
                                  Class A     Class B      Class L     Class Y
================================================================================
Year Ended 7/31/99                (3.95)%     (4.22)%      (1.80)%      0.92%
--------------------------------------------------------------------------------
Five Years Ended 7/31/99           4.83        5.09         5.08         N/A
--------------------------------------------------------------------------------
Ten Years Ended 7/31/99            6.73         N/A          N/A         N/A
--------------------------------------------------------------------------------
Inception* through 7/31/99         7.88        5.27         4.29        5.03
================================================================================


--------------------------------------------------------------------------------
4                                             1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Cumulative Total Return
--------------------------------------------------------------------------------

                                                        Without Sales Charges(1)
================================================================================
Class A (7/31/89 through 7/31/99)                               100.70%
--------------------------------------------------------------------------------
Class A (Inception* through 7/31/99)                            224.40
--------------------------------------------------------------------------------
Class B (Inception* through 7/31/99)                             41.29
--------------------------------------------------------------------------------
Class L (Inception* through 7/31/99)                             30.45
--------------------------------------------------------------------------------
Class Y (Inception* through 7/31/99)                             18.60
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum sales charge of 4.50% and 1.00%, respectively; and Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

+ Total return is not annualized, as it may not be representative of the total return for the year.

* Inception dates for Class A, B, L and Y shares are September 4, 1984, November 6, 1992, June 29, 1993 and February 7, 1996, respectively.


--------------------------------------------------------------------------------
Smith Barney Managed Governments Fund Inc.                                     5

--------------------------------------------------------------------------------
Smith Barney Managed Governments Fund Inc. at a Glance (unaudited)
--------------------------------------------------------------------------------
Growth of $10,000 Invested in Class A Shares of the Smith Barney Managed Governments Fund Inc. vs. Lehman Brothers Government Bond Index and Lipper Mortgage Securities Average+
--------------------------------------------------------------------------------

                             July 1989 -- July 1999

                               [GRAPHIC OMITTED]

+ Hypothetical illustration of $10,000 invested in Class A shares on July 31, 1989, assuming deduction of the maximum 4.50% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through July 31, 1999. The Lehman Brothers Government Bond Index is a broad-based index of all public debt obligations of the U.S. government and its agencies and has an average maturity of approximately nine years. The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. The Lipper Analytical Services, Inc. U.S. Mortgage Securities Bond Fund Average ("Lipper Mortgage Securities Average") is composed of the Fund's peer group of mutual funds (69 funds as of July 31, 1999) investing in U.S. mortgage-backed securities. Lipper Analytical Services, Inc. is a widely-recognized mutual fund information service. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in other classes.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

Investment Breakdown*
--------------------------------------------------------------------------------

                                   [GRAPHIC]

                         FHLMC and FNMA          22.5%
                         U.S. Treasury Strips     4.0%
                         GNMA                    50.4%
                         Repurchase Agreements   23.1%

*     As a percentage of total investments.

U.S. Treasury Securities are debt obligations of the United States Government. They are secured by the full faith and credit of the Federal Government, and include such instruments as Treasury bonds, notes and bills.

Mortgage-Backed Securities are debt securities issued by U.S. Government Agencies such as the Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA) and Government National Mortgage Association (GNMA). They represent thousands of individual home mortgages that are pooled to form securities. As homeowners pay interest and principal each month, these payments are passed on to investors. Mortgage-backed securities are backed by the full faith and credit of the issuing agency.


--------------------------------------------------------------------------------
6                                             1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments                                            July 31, 1999
--------------------------------------------------------------------------------

     FACE
    AMOUNT                                 SECURITY                                             VALUE
========================================================================================================
U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 76.9%
$  48,375,000    U.S. Treasury Strip, zero coupon due 11/15/09                              $ 25,456,376
                 Federal Home Loan Mortgage Corp. (FHLMC):
          103      7.500% due 11/1/09                                                                105
       11,197      14.750% due 3/1/10                                                             13,210
    1,917,380      7.000% due 7/1/10                                                           1,913,774
        3,460      5.500% due 5/1/13                                                               3,244
        2,897      8.000% due 8/1/17                                                               2,990
    1,090,171      7.000% due 6/1/28+                                                          1,066,655
                 Federal National Mortgage Association (FNMA):
          172      9.500% due 7/7/02+                                                                181
       72,464      6.000% due 3/1/13                                                              69,361
       11,531      6.500% due 8/1/13+                                                             11,269
      175,030      8.000% due 4/1/27+                                                            178,804
  140,000,000      7.000% due 12/15/28*                                                      136,805,200
          643      7.000% due 3/1/29                                                                 628
    3,750,000      7.500% due 12/1/29*                                                         3,748,800
                 Government National Mortgage Association I (GNMA):
    1,220,183      10.000% due 7/15/20+                                                        1,328,853
   18,260,960      8.000% due 7/15/26+                                                        18,665,988
      626,310      9.000% due 7/15/26+                                                           662,906
   65,628,492      6.500% due 10/15/28+                                                       62,326,066
   26,425,000      7.500% due 12/15/28*                                                       26,391,969
  133,036,960      7.000% due 7/15/29+@                                                      129,711,037
   80,715,622      7.500% due 7/15/29+@                                                       80,664,770
    1,769,816      Platinum, 9.000% due 11/15/17                                               1,874,341
      471,779    Government National Mortgage Association II (GNMA), 10.000% due 10/20/16        507,308
--------------------------------------------------------------------------------------------------------
                 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                 (Cost -- $503,662,539)                                                      491,403,835
========================================================================================================
REPURCHASE AGREEMENT -- 23.1%
  100,000,000    J.P. Morgan Securities Inc., 5.050% due 8/2/99;
                 Proceeds at maturity -- $100,042,083; (Fully collateralized by
                 U.S. Treasury Note, 3.625% due 1/15/08;
                 Market value -- $102,000,203)                                               100,000,000
   47,742,000    Morgan Stanley Dean Witter & Co., 5.030% due 8/2/99;
                 Proceeds at maturity -- $47,762,012; (Fully collateralized by
                 U.S. Treasury Notes and Bills, 0.000% to 7.000% due
                 11/18/99 to 7/15/06; (Market value -- $49,006,237)                           47,742,000
--------------------------------------------------------------------------------------------------------
                 TOTAL REPURCHASE AGREEMENTS
                 (Cost-- $147,742,000)                                                       147,742,000
========================================================================================================
                 TOTAL INVESTMENTS -- 100%
                 (Cost -- $651,404,539**)                                                   $639,145,835
========================================================================================================

+ Date shown represents the last in range of maturity dates of mortgage certificates owned.

*     Security has been issued on a "to-be-announced" basis (See Note 9).

@     Security partially segregated by Custodian for "to-be-announced" trades.

**    Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Managed Governments Fund Inc.                                     7

--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                July 31, 1999
--------------------------------------------------------------------------------

ASSETS:
     Investments, at value (Cost -- $503,662,539)                                          $491,403,835
     Repurchase agreements, at value (Cost -- $147,742,000)                                 147,742,000
     Cash                                                                                           768
     Receivable for securities sold                                                          39,117,872
     Receivable for Fund shares sold                                                            249,569
     Interest receivable                                                                      2,777,119
-------------------------------------------------------------------------------------------------------
     Total Assets                                                                           681,291,163
-------------------------------------------------------------------------------------------------------
LIABILITIES:
     Payable for securities purchased                                                       172,656,908
     Dividends payable                                                                        1,224,638
     Investment advisory fees payable                                                           190,005
     Payable for Fund shares purchased                                                           98,659
     Administration fees payable                                                                 84,447
     Distribution fees payable                                                                   31,291
     Other liabilities                                                                        1,179,317
     Accrued expenses                                                                            62,433
-------------------------------------------------------------------------------------------------------
     Total Liabilities                                                                      175,527,698
-------------------------------------------------------------------------------------------------------
Total Net Assets                                                                           $505,763,465
=======================================================================================================
NET ASSETS:
     Par value of capital shares                                                           $     41,822
     Capital paid in excess of par value                                                    546,735,757
     Overdistributed net investment income                                                   (1,238,955)
     Accumulated net realized loss from security transactions and futures contracts         (27,516,455)
     Net unrealized depreciation of investments                                             (12,258,704)
-------------------------------------------------------------------------------------------------------
Total Net Assets                                                                           $505,763,465
=======================================================================================================
Shares Outstanding:
     Class A                                                                                 26,616,649
     --------------------------------------------------------------------------------------------------
     Class B                                                                                  5,079,077
     --------------------------------------------------------------------------------------------------
     Class L                                                                                    372,629
     --------------------------------------------------------------------------------------------------
     Class Y                                                                                  9,753,826
     --------------------------------------------------------------------------------------------------
Net Asset Value:
     Class A (and redemption price)                                                              $12.09
     --------------------------------------------------------------------------------------------------
     Class B *                                                                                   $12.09
     --------------------------------------------------------------------------------------------------
     Class L **                                                                                  $12.09
     --------------------------------------------------------------------------------------------------
     Class Y (and redemption price)                                                              $12.10
     --------------------------------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
     Class A (net asset value plus 4.71% of net asset value per share)                           $12.66
     --------------------------------------------------------------------------------------------------
     Class B (net asset value plus 1.01% of net asset value per share)                           $12.21
=======================================================================================================

* Redemption price is NAV of Class B shares reduced by a 4.50% CDSC if shares are redeemed within one year from purchase (See Note 2).

** Redemption price is NAV of Class L shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
8                                             1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Statement of Operations                         For the Year Ended July 31, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME:
     Interest                                                                              $ 33,551,022
-------------------------------------------------------------------------------------------------------
EXPENSES:
     Investment advisory fees (Note 2)                                                        2,421,062
     Distribution fees (Note 2)                                                               1,451,065
     Administration fees (Note 2)                                                             1,076,027
     Shareholder and system servicing fees                                                      317,846
     Shareholder communication fees                                                             105,309
     Registration fees                                                                           89,755
     Audit and legal                                                                             66,850
     Directors' fees                                                                             59,834
     Custody                                                                                     33,630
     Other                                                                                       13,964
-------------------------------------------------------------------------------------------------------
     Total Expenses                                                                           5,635,342
-------------------------------------------------------------------------------------------------------
Net Investment Income                                                                        27,915,680
-------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 3 AND 8):
     Realized Loss From:
      Security transactions (excluding short-term securities)                                (8,105,376)
      Futures contracts                                                                      (1,296,421)
-------------------------------------------------------------------------------------------------------
     Net Realized Loss                                                                       (9,401,797)
-------------------------------------------------------------------------------------------------------
     Change in Net Unrealized Appreciation (Depreciation) of investments:
      Beginning of year                                                                       2,325,583
      End of year                                                                           (12,258,704)
-------------------------------------------------------------------------------------------------------
     Increase in Net Unrealized Depreciation                                                (14,584,287)
-------------------------------------------------------------------------------------------------------
Net Loss on Investments and Futures Contracts                                               (23,986,084)
-------------------------------------------------------------------------------------------------------
Increase in Net Assets From Operations                                                     $  3,929,596
=======================================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Managed Governments Fund Inc.                                     9

--------------------------------------------------------------------------------
Statements of Changes in Net Assets                 For the Years Ended July 31,
--------------------------------------------------------------------------------

                                                                            1999              1998
======================================================================================================
OPERATIONS:
     Net investment income                                             $  27,915,680     $  32,015,371
     Net realized gain (loss)                                             (9,401,797)       30,990,214
     Increase in net unrealized depreciation                             (14,584,287)      (33,901,741)
------------------------------------------------------------------------------------------------------
     Increase in Net Assets From Operations                                3,929,596        29,103,844
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                               (30,793,285)      (34,404,614)
------------------------------------------------------------------------------------------------------
     Decrease in Net Assets From
      Distributions to Shareholders                                      (30,793,285)      (34,404,614)
------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 11):
     Net proceeds from sale of shares                                    127,955,837       263,002,004
     Net asset value of shares issued for
      reinvestment of dividends                                           15,923,744        19,073,434
     Cost of shares reacquired                                          (152,838,825)     (333,565,951)
------------------------------------------------------------------------------------------------------
     Decrease in Net Assets From
      Fund Share Transactions                                             (8,959,244)      (51,490,513)
------------------------------------------------------------------------------------------------------
Decrease in Net Assets                                                   (35,822,933)      (56,791,283)

NET ASSETS:
    Beginning of year                                                    541,586,398       598,377,681
------------------------------------------------------------------------------------------------------
    End of year*                                                       $ 505,763,465     $ 541,586,398
======================================================================================================
* Includes overdistributed net investment income of:                     $(1,238,955)      $(1,316,529)
======================================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
10                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------
1. Significant Accounting Policies

Smith Barney Managed Governments Fund Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing price on such markets; securities for which no sales price was reported and U.S. government agencies and obligations are valued at bid price, or in the absence of a recent bid price, at the bid equivalent obtained from one or more of the major market makers; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; (d) securities that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity; (e) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (f) interest income is recorded on an accrual basis; (g) gains or losses on the sale of securities are calculated by using the specific identification method; (h) dividends and distributions to shareholders are recorded on the ex-dividend date; (i) direct expenses are charged to each class; management fees and general fund expenses are allocated on the basis of the relative net assets of each class; (j) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (k) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At July 31, 1999, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of overdistributed net investment income amounting to $1,384,574 was reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by these changes; and (l) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Investment Advisory Agreement, A dministration Agreement and Other
   Transactions

SSBC Fund Management Inc. ("SSBC"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as investment adviser to the Fund. The Fund pays SSBC an investment advisory fee calculated at an annual rate of 0.45% of the average daily net assets up to $1 billion and 0.415% of the average daily net assets in excess of $1 billion. This fee is calculated daily and paid monthly.

SSBC also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets up to $1 billion and 0.185% of the average daily net assets in excess of $1 billion. This fee is calculated daily and paid monthly.

On October 8, 1998, CFBDS, Inc. ("CFBDS") became the Fund's distributor. Prior to that date, Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, was the Fund's distributor. SSB, as well as certain other broker-dealers, continues to sell Fund


--------------------------------------------------------------------------------
Smith Barney Managed Governments Fund Inc.                                    11

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

shares to the public as a member of the selling group.

There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. Class A shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the year ended July 31, 1999, CFBDS and SSB received sales charges of approximately $180,000 and $25,000 on sales of the Portfolio's Class A shares and Class L shares, respectively. In addition, CDSCs paid to SSB were approximately:

                                          Class A        Class B        Class L
================================================================================
CDSCs                                     $11,000        $73,000        $1,000
================================================================================

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to Class A, B and L shares calculated at an annual rate of 0.25% of the average daily net assets of each respective class. In addition, the Fund pays a distribution fee with respect to Class B and L shares calculated at an annual rate of 0.50% and 0.45% of the average daily net assets for each class, respectively. For the year ended July 31, 1999, total Distribution Plan fees incurred were:

                                          Class A        Class B        Class L
================================================================================
Distribution Plan Fees                   $886,006       $535,706       $29,353
================================================================================

All officers and one Director of the Fund are employees of SSB.

3. Investments

During the year ended July 31, 1999, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                       $1,156,131,288
--------------------------------------------------------------------------------
Sales                                                            1,089,297,020
================================================================================

At July 31, 1999, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                      $   145,878
Gross unrealized depreciation                                      (12,404,582)
--------------------------------------------------------------------------------
Net unrealized depreciation                                       $(12,258,704)
================================================================================

4. Capital Loss Carryforward

At July 31, 1999, the Fund had, for Federal income tax purposes, capital loss carryforwards of approximately $13,805,000 available, subject to certain limitations, to offset future capital gains. To the extent that these capital carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

The amount and expiration of the carryforwards are indicated below. Expiration occurs on July 31 of the year indicated:

                                                       2003            2004
================================================================================
Carryforward Amounts                               $10,207,000      $3,598,000
================================================================================

5. Repurchase Agreements

The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.


--------------------------------------------------------------------------------
12                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

6. Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreement transactions for leveraging purposes. A reverse repurchase agreement involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase the same securities at an agreed upon price and date. A reverse repurchase agreement involves the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the securities. The Fund will establish a segregated account with its custodian, in which the Fund will maintain cash, U.S. government securities or other liquid high grade debt obligations equal in value to its obligations with respect to reverse repurchase agreements.

At July 31, 1999, the Fund had no reverse repurchase agreements outstanding.

7. Option Contracts

Premiums paid when put or call options are purchased by the Fund represent investments which are marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the premium paid. When the Fund enters into a closing sales transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

At July 31, 1999, the Fund had no purchased call or put options outstanding.

When a Fund writes a call or put option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain. When the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the cost of the security sold will be reduced by the premium originally received. When a written put option is exercised, the amount of the premium received will reduce the cost of the security which the Fund purchased upon exercise. When written index options are exercised, settlement is made in cash.

The risk associated with purchasing options is limited to the premium originally paid. The Fund enters into options for hedging purposes. The risk in writing a call option is that the Fund gives up the opportunity to participate in any decrease in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Fund is exposed to the risk of loss if the market price of the underlying security declines.

During the year ended July 31, 1999, the Fund did not write any call or put options.

8. Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. The initial margin is segregated by the custodian and is noted in the schedule of investments. During the period the futures contract is open, changes in the value of the contract are


--------------------------------------------------------------------------------
Smith Barney Managed Governments Fund Inc.                                    13

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

recognized as unrealized gains or losses by "marking-to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract.

The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).

At July 31, 1999, the Fund had no open futures contracts.

9. Securities Traded on a To-Be-Announced Basis

The Fund may trade portfolio securities on a "to-be-announced" ("TBA") basis. In a TBA transaction, the Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date in GNMA transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. These transactions are subject to market fluctuation and their current value is determined in the same manner as for other portfolio securities.

At July 31, 1999, the Fund held three TBA securities with a total cost of $169,126,502.

10. Dollar Roll Transactions

The Fund may enter into dollar roll transactions. A dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. Proceeds from the sale will be invested and the income from these investments, together with any additional income received on the sale, will generate income for the Fund exceeding the yield on the securities sold.

At July 31, 1999, the Fund had no open dollar roll transactions.

11. Capital Shares

At July 31, 1999, the Fund had 500 million shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

At July 31, 1999, total paid-in capital amounted to the following for each class:

                                                                       Amount
================================================================================
Class A                                                             $384,301,264
--------------------------------------------------------------------------------
Class B                                                               36,921,217
--------------------------------------------------------------------------------
Class L                                                                4,568,207
--------------------------------------------------------------------------------
Class Y                                                              120,986,891
================================================================================


--------------------------------------------------------------------------------
14                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

Transactions in shares of each class were as follows:

                                              Year Ended                        Year Ended
                                           January 31, 1999                    July 31, 1998
                                    ----------------------------       -----------------------------
                                      Shares           Amount             Shares           Amount
====================================================================================================
Class A
Shares sold                          5,941,483     $  76,042,708        16,954,331     $ 216,616,814
Shares issued on reinvestment        1,067,610        13,435,336         1,253,963        15,981,884
Shares reacquired                   (9,789,455)     (124,581,005)      (21,101,340)     (269,419,526)
----------------------------------------------------------------------------------------------------
Net Decrease                        (2,780,362)    $ (35,102,961)       (2,893,046)    $ (36,820,828)
====================================================================================================
Class B
Shares sold                          1,099,653     $  14,006,795           466,979     $   5,966,361
Shares issued on reinvestment          183,648         2,312,409           234,702         2,990,699
Shares reacquired                   (2,013,572)      (25,429,750)       (2,428,219)      (30,972,127)
----------------------------------------------------------------------------------------------------
Net Decrease                          (730,271)    $  (9,110,546)       (1,726,538)    $ (22,015,067)
====================================================================================================
Class L*
Shares sold                            316,056     $   4,011,658           118,157     $   1,510,406
Shares issued on reinvestment           14,009           175,999             7,906           100,851
Shares reacquired                     (178,371)       (2,253,226)          (50,435)         (643,303)
----------------------------------------------------------------------------------------------------
Net Increase                           151,694     $   1,934,431            75,628     $     967,954
====================================================================================================
Class Y
Shares sold                          2,671,406     $  33,894,676         3,050,271     $  38,908,423
Shares issued on reinvestment               --                --                --                --
Shares reacquired                      (46,198)         (574,844)       (2,556,109)      (32,530,995)
----------------------------------------------------------------------------------------------------
Net Increase                         2,625,208     $  33,319,832           494,162     $   6,377,428
====================================================================================================

*     On June 12, 1998, Class C shares were renamed Class L shares.


--------------------------------------------------------------------------------
Smith Barney Managed Governments Fund Inc.                                    15

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended July 31, except where noted:

Class A Shares                               1999(1)       1998        1997(1)       1996(1)      1995
=======================================================================================================
Net Asset Value, Beginning of Year           $12.73       $12.84       $12.27        $12.63      $12.50
-------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                        0.65         0.75         0.80          0.81        0.81
  Net realized and unrealized gain (loss)     (0.57)       (0.06)        0.59         (0.34)       0.10
-------------------------------------------------------------------------------------------------------
Total Income From Operations                   0.08         0.69         1.39          0.47        0.91
-------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                       (0.72)       (0.80)       (0.82)        (0.82)      (0.74)
  Capital                                        --           --           --         (0.01)      (0.04)
-------------------------------------------------------------------------------------------------------
Total Distributions                           (0.72)       (0.80)       (0.82)        (0.83)      (0.78)
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                 $12.09       $12.73       $12.84        $12.27      $12.63
-------------------------------------------------------------------------------------------------------
Total Return                                   0.58%        5.51%       11.80%         3.76%       7.67%
-------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)             $321,860     $374,109     $414,571      $454,679    $528,533
-------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Net investment income                        5.18%        5.78%        6.43%         6.46%       6.57%
  Interest expense                               --         0.13         0.22          0.47        0.14
  Other expenses                               1.04         1.03         1.01          1.04        1.07
-------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                         205%        363%          121%          275%        292%
=======================================================================================================

Class B Shares                               1999(1)       1998(1)     1997(1)       1996(1)      1995
=======================================================================================================
Net Asset Value, Beginning of Year           $12.73       $12.84       $12.27        $12.63      $12.50
-------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                        0.59         0.67         0.74          0.75        0.75
  Net realized and unrealized gain (loss)     (0.57)       (0.05)        0.59         (0.34)       0.09
-------------------------------------------------------------------------------------------------------
Total Income From Operations                   0.02         0.62         1.33          0.41        0.84
-------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                       (0.66)       (0.73)       (0.76)        (0.76)      (0.67)
  Capital                                        --           --           --         (0.01)      (0.04)
-------------------------------------------------------------------------------------------------------
Total Distributions                           (0.66)       (0.73)       (0.76)        (0.77)      (0.71)
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                 $12.09       $12.73       $12.84        $12.27      $12.63
-------------------------------------------------------------------------------------------------------
Total Return                                   0.06%        4.99%       11.23%         3.24%       7.04%
-------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)              $61,391      $73,905      $96,747      $110,724    $132,882
-------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Net investment income                        4.64%        5.27%        5.91%         5.94%       6.07%
  Interest expense                               --         0.13         0.22          0.47        0.14
  Other expenses                               1.57         1.56         1.53          1.56        1.57
-------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                         205%         363%         121%          275%        292%
=======================================================================================================

(1) Per share amounts have been calculated using the monthly average shares method.


--------------------------------------------------------------------------------
16                                              99 Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended July 31, except where noted:

Class L Shares                               1999(1)       1998(1)(2)  1997(1)       1996(1)      1995
=======================================================================================================
Net Asset Value, Beginning of Year           $12.73       $12.84       $12.27        $12.63      $12.50
-------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                        0.61         0.67         0.74          0.75        0.76
  Net realized and unrealized gain (loss)     (0.58)       (0.04)        0.59         (0.34)       0.08
-------------------------------------------------------------------------------------------------------
Total Income From Operations                   0.03         0.63         1.33          0.41        0.84
-------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                       (0.67)       (0.74)       (0.76)        (0.76)      (0.67)
  Capital                                        --           --           --         (0.01)      (0.04)
-------------------------------------------------------------------------------------------------------
Total Distributions                           (0.67)       (0.74)       (0.76)        (0.77)      (0.71)
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                 $12.09       $12.73       $12.84        $12.27      $12.63
-------------------------------------------------------------------------------------------------------
Total Return                                   0.15%        5.07%       11.26%         3.25%       7.04%
-------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)               $4,505       $2,811       $1,866        $1,238        $299
-------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Net investment income                        4.76%        5.28%        6.01%         5.99%       6.12%
  Interest expense                               --         0.13         0.22          0.47        0.14
  Other expenses                               1.48         1.49         1.46          1.49        1.52
-------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                         205%         363%         121%          275%        292%
=======================================================================================================

Class L Shares                               1999(1)       1998        1997(1)       1996(1)(3)
=======================================================================================================
Net Asset Value, Beginning of Year           $12.74       $12.84       $12.27        $12.86
-------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                        0.70         0.80         0.84          0.35
  Net realized and unrealized gain (loss)     (0.57)       (0.06)        0.59         (0.49)
-------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations            0.13         0.74         1.43         (0.14)
-------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                       (0.77)       (0.84)       (0.86)        (0.44)
  Capital                                        --           --           --         (0.01)
-------------------------------------------------------------------------------------------------------
Total Distributions                           (0.77)       (0.84)       (0.86)        (0.45)
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                 $12.10       $12.74       $12.84        $12.27
-------------------------------------------------------------------------------------------------------
Total Return                                   0.92%        5.94%       12.16%        (1.10)%++
-------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)             $118,007      $90,761      $85,194       $27,215
-------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Net investment income                        5.54%        6.10%        6.82%         6.62%+
  Interest expense                               --         0.13         0.22          0.47+
  Other expenses                               0.70         0.69         0.62          0.78+
-------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                         205%         363%         121%          275%
=======================================================================================================

(1) Per share amounts have been calculated using the monthly average shares method.

(2)   On June 12, 1998, Class C shares were renamed Class L shares.

(3)   For the period from February 7, 1996 (inception date) to July 31, 1996.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


--------------------------------------------------------------------------------
Smith Barney Managed Governments Fund Inc.                                    17

--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------
The Shareholders and Board of Directors of
Smith Barney Managed Governments Fund Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Smith Barney Managed Governments Fund Inc. as of July 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1999, by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Smith Barney Managed Governments Fund Inc. as of July 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.

                                                         /s/ KPMG LLP

New York, New York
September 14, 1999


--------------------------------------------------------------------------------
18                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Tax Information (unaudited)
--------------------------------------------------------------------------------

For Federal tax purposes, the Fund hereby designates for the fiscal year ended July 31, 1999:

A total of 4.97% of the ordinary dividends paid by the Fund from net investment income are derived from Federal obligations and may be exempt from taxation at the state level.


--------------------------------------------------------------------------------
Smith Barney Managed Governments Fund Inc.                                    19

                     [This page intentionally left blank]

Smith Barney
Managed
Governments
Fund Inc.

Directors

Herbert Barg
Alfred J. Bianchetti
Martin Brody
Dwight B. Crane
Burt N. Dorsett
Elliot S. Jaffe
Stephen E. Kaufman
Joseph J. McCann
Heath B. McLendon, Chairman
Cornelius C. Rose, Jr.

Officers

Heath B. McLendon
President and Chief Executive Officer

Lewis E. Daidone
Senior Vice President and Treasurer

James E. Conroy
Vice President and Investment Officer

Paul A. Brook
Controller

Christina T. Sydor
Secretary

Investment Adviser

SSBC Fund Management Inc.

Distributor

CFBDS, Inc.

Custodian

PNC Bank, N.A.

Shareholder Servicing Agent

First Data Investor Services Group, Inc.
P.O. Box 9699
Providence, RI 02940-9699

This report is submitted for the general information of the shareholders of Smith Barney Managed Governments Fund Inc. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.

          SalomonSmithBarney
----------------------------
A member of citigroup [LOGO]

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

Smith Barney Managed
Governments Fund Inc.
Smith Barney Mutual Funds
388 Greenwich Street, MF-2
New York, New York 10013

www.smithbarney.com

FD01181 9/99